Other Assets - Summary of Other Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Miscellaneous non-current assets [abstract]
Intangible assets	¥ 10,988		¥ 11,120
Prepaid rental for premises, leased lines and electricity cables	2,812		2,854
Direct incremental costs for activating broadband and IPTV subscribers	4,522		7,690
Receivables for sales of mobile handsets, net of allowance	753		1,432
VAT recoverable	596		307
Others	1,050		1,476
Total	¥ 20,721	$ 3,185	¥ 24,879